Stockholders' Equity: Intrinsic value of options (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Intrinsic value of options
Intrinsic Value of options outstanding and options exercisable For the nine months ended December 31, 2012
Intrinsic Value of Options Outstanding	Intrinsic Value of Options Exercisable	Intrinsic Value of Options Exercised
$ 439,616	$ 417,980	n/a